Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Change in discount rate from prior year	0.50%
Minimum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 19.0	$ 17.2
Maximum
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 29.3	$ 25.7
Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.87%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 4.2	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	$ 29.0	$ 21.8
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.69%)	(0.50%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2.7)	$ (1.3)
VIU after reasonably possible unfavourable changes in key assumptions	$ 22.1	$ 20.5
Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.69%)	(0.50%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 2.9	$ 1.4
VIU after reasonably possible favourable changes in key assumptions	$ 27.7	$ 23.2
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.87%	0.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (4.7)	$ 0.0
VIU after reasonably possible unfavourable changes in key assumptions	$ 20.1	$ 21.8
Discount rate2
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.33%)	(0.47%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 5.4	$ 1.2
VIU after reasonably possible favourable changes in key assumptions	$ 30.2	$ 23.0
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.07%	0.53%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (5.3)	$ (1.2)
VIU after reasonably possible unfavourable changes in key assumptions	19.5	20.6
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	1.5	2.3
VIU after reasonably possible favourable changes in key assumptions	26.3	24.1
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(2.7)	(2.1)
VIU after reasonably possible unfavourable changes in key assumptions	$ 22.1	$ 19.7
Expected credit losses as a percentage of customer advances | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	1.03%	0.96%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.21%	1.22%
Expected credit losses as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.91%	0.76%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.05%	0.95%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.11%)	(0.40%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.2	$ 0.1
VIU after reasonably possible favourable changes in key assumptions	$ 25.0	$ 21.9
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.80%	1.66%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2.1)	$ (0.8)
VIU after reasonably possible unfavourable changes in key assumptions	$ 22.7	$ 21.0
Operating income growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.37%	0.02%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.0	$ 0.2
VIU after reasonably possible favourable changes in key assumptions	$ 25.8	$ 22.0
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.58%)	(0.69%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1.8)	$ (1.5)
VIU after reasonably possible unfavourable changes in key assumptions	$ 23.0	$ 20.3
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.52%)	(1.49%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.7	$ 1.3
VIU after reasonably possible favourable changes in key assumptions	$ 26.5	$ 23.1
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.74%	1.20%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1.7)	$ (1.2)
VIU after reasonably possible unfavourable changes in key assumptions	$ 23.1	$ 20.6
Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.04%)	(3.16%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.3	$ 0.9
VIU after reasonably possible favourable changes in key assumptions	$ 25.1	$ 22.7
Change in bps due to reasonably possible unfavourable changes in key assumptions	10.00%	8.20%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (3.6)	$ (2.2)
VIU after reasonably possible unfavourable changes in key assumptions	$ 21.2	$ 19.6
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.0	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	$ 24.8	$ 21.8
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.25%	2.97%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (10.0)	$ (7.8)
VIU after reasonably possible unfavourable changes in key assumptions	$ 14.8	$ 14.0
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.0	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	$ 24.8	$ 21.8
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.64%	2.63%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6.5)	$ (5.3)
VIU after reasonably possible unfavourable changes in key assumptions	$ 18.3	$ 16.5